Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2017
Equity securities:
Mid-sized to large cap	$—	$177,497	$—	$177,497
Small cap, international and emerging growth funds	—	186,272	—	186,272
Debt securities:
Core fixed income	—	182,225	—	182,225
Real estate	—	—	46,467	46,467
Hedge funds	—	—	45,604	45,604
Cash	41	—	—	41
Total	$41	$545,994	$92,071	$638,106

	2016
Equity securities:
Mid-sized to large cap	$—	$169,176	$—	$169,176
Small cap, international and emerging growth funds	—	169,678	—	169,678
Debt securities:
Core fixed income	—	168,282	—	168,282
Real estate	—	—	44,890	44,890
Hedge funds	—	—	44,036	44,036
Cash	145	—	—	145
Total	$145	$507,136	$88,926	$596,207

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2017	2016
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2022	2021

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$41	$(34)
Postretirement benefit obligation	$783	$(631)

Pension
Schedule of Components of Net Periodic Benefit Credit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2017	2016	2015
Service cost	$26,805	$22,167	$23,001
Interest cost	36,101	35,879	33,151
Expected return on assets	(39,759)	(37,699)	(36,385)
Amortization of:
Prior service cost	311	350	422
Actuarial loss	14,138	12,074	17,159
Transition asset	(1)	(1)	(1)
Settlement charge	21	124	—
Termination benefit charge	—	764	2,085
Net periodic benefit cost	$37,616	$33,658	$39,432

Schedule of Recognized Comprehensive Earnings

The Company recognized the following amounts in consolidated comprehensive earnings:

 years ended December 31

(add 000)	2017	2016	2015
Actuarial loss	$13,343	$52,028	$9,916
Amortization of:
Prior service cost	(311)	(350)	(422)
Actuarial loss	(14,138)	(12,074)	(17,159)
Transition asset	1	1	1
Special plan termination benefits	—	(764)	(2,085)
Settlement charge	(21)	(124)	—
Net prior service cost	—	—	2,338
Total	$(1,126)	$38,717	$(7,411)

Schedule of Net Periodic Benefit Credit or Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2017		2016
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$115	$71	$425	$261
Actuarial loss	217,240	134,066	218,056	133,083
Transition asset	(6)	(4)	(7)	(4)
Total	$217,349	$134,133	$218,474	$133,340

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2017	2016
Net projected benefit obligation at beginning of year	$831,849	$754,543
Service cost	26,805	22,167
Interest cost	36,101	35,879
Actuarial loss	56,675	49,760
Gross benefits paid	(72,095)	(30,500)
Net projected benefit obligation at end of year	$879,335	$831,849

Schedule of Change In Plan Assets

The Company’s change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2017	2016
Change in plan assets:
Fair value of plan assets at beginning of year	$596,207	$546,512
Actual return on plan assets, net	83,091	35,432
Employer contributions	30,903	44,763
Gross benefits paid	(72,095)	(30,500)
Fair value of plan assets at end of year	$638,106	$596,207

Schedule of Funded Status	December 31
(add 000)	2017	2016
Funded status of the plan at end of year	$(241,229)	$(235,642)
Accrued benefit cost	$(241,229)	$(235,642)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2017	2016
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(11,092)	$(6,223)
Noncurrent liability	(230,137)	(229,419)
Net amount recognized at end of year	$(241,229)	$(235,642)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2017	2016
Projected benefit obligation	$879,335	$831,849
Accumulated benefit obligation	$792,912	$752,659
Fair value of plan assets	$638,106	$596,207

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2017	2016
Discount rate	3.76%	4.29%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2017	2016	2015
Discount rate	4.29%	4.67%	4.25%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%
Expected long-term rate of return on assets	6.75%	7.00%	7.00%

Schedule of Target Assets Allocation

The target allocation for 2017 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2017	December 31
Asset Class	Target Allocation	2017	2016
Equity securities	54%	57%	57%
Debt securities	30%	29%	28%
Hedge funds	8%	7%	7%
Real estate	8%	7%	8%
Total	100%	100%	100%

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2017
Balance at beginning of year	$44,890	$44,036
Purchases, sales, settlements, net	(83)	—
Actual return on plan assets held at period end	1,660	1,568
Balance at end of year	$46,467	$45,604

	2016
Balance at beginning of year	$23,242	$39,219
Purchases, sales, settlements, net	18,579	3,100
Actual return on plan assets held at period end	3,069	1,717
Balance at end of year	$44,890	$44,036

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2018	$43,090
2019	$40,894
2020	$43,143
2021	$44,568
2022	$46,359
Years 2023 - 2027	$261,475

Postretirement Benefits
Schedule of Components of Net Periodic Benefit Credit Cost

The net periodic postretirement benefit credit cost for postretirement plans includes the following components:

years ended December 31

(add 000)	2017	2016	2015
Service cost	$80	$85	$137
Interest cost	727	863	928
Amortization of:
Prior service credit	(1,741)	(1,959)	(2,302)
Actuarial gain	(364)	(499)	(309)
Settlement credit	—	(9)	—
Total net periodic benefit credit	$(1,298)	$(1,519)	$(1,546)

Schedule of Recognized Comprehensive Earnings

The Company recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2017	2016	2015
Actuarial loss (gain)	$1,236	$686	$(626)
Net prior service credit	(3,902)	(1,326)	—
Settlement credit	—	9	—
Amortization of:
Prior service credit	1,741	1,959	2,302
Actuarial gain	364	499	309
Total	$(561)	$1,827	$1,985

Schedule of Net Periodic Benefit Credit or Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit credit or cost:

December 31	2017		2016
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(6,314)	$(3,899)	$(4,153)	$(2,551)
Actuarial gain	(2,256)	(1,393)	(3,857)	(2,369)
Total	$(8,570)	$(5,292)	$(8,010)	$(4,920)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2017	2016
Change in benefit obligation:
Net benefit obligation at beginning of year	$20,591	$23,408
Service cost	80	85
Interest cost	727	863
Participants’ contributions	3,421	2,616
Actuarial loss	1,236	688
Gross benefits paid	(6,806)	(5,743)
Plan amendments	(3,902)	(1,326)
Net benefit obligation at end of year	$15,347	$20,591

Schedule of Change In Plan Assets

The Company’s change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2017	2016
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	3,385	3,127
Participants’ contributions	3,421	2,616
Gross benefits paid	(6,806)	(5,743)
Fair value of plan assets at end of year	$—	$—

Schedule of Funded Status	December 31
(add 000)	2017	2016
Funded status of the plan at end of year	$(15,347)	$(20,591)
Accrued benefit cost	$(15,347)	$(20,591)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2017	2016
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,560)	$(3,070)
Noncurrent liability	(12,787)	(17,521)
Net amount recognized at end of year	$(15,347)	$(20,591)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2017	2016
Discount rate	3.47%	3.78%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2017	2016	2015
Discount rate	3.78%	4.25%	3.83%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Company, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2018	$2,560
2019	$1,610
2020	$1,557
2021	$1,470
2022	$1,393
Years 2023 - 2027	$4,888